FIXED ASSETS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
NATURALSHRIMP INCORPORATED [Member]
Schedule of fixed assets

	September 30, 2022	March 31, 2022
	(unaudited)
Land	$324,293	$324,293
Buildings	6,633,271	5,611,723
Machinery and equipment	11,973,337	10,524,343
Autos and trucks	263,331	247,356
Fixed assets, gross	19,194,232	16,707,715
Accumulated depreciation	(4,204,824)	(1,909,612)
Fixed assets, net	$14,989,408	$14,798,103

	March 31, 2022	March 31, 2021
Land	$324,293	$324,293
Buildings	5,611,723	4,702,063
Machinery and equipment	10,524,343	7,580,873
Autos and trucks	247,356	213,849
Fixed assets, gross	16,707,715	12,815,178
Accumulated depreciation	(1,909,612)	(584,521)
Fixed assets, net	$14,798,103	$12,236,557